Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Description of Business

1.	Description of Business

Eastside Distilling, Inc. (“Eastside” or the “Company”) is an Oregon-based producer and marketer of craft spirits, founded in 2008. Our products span several alcoholic beverage categories, including bourbon, American whiskey, vodka, and rum. Unlike many, if not most, distillers, we operate several retail tasting rooms in Oregon to market our brands directly to consumers. Our growth strategy is to build on our local base in the Pacific Northwest and expand selectively to other markets by using major spirits distributors, such as Southern Glazer Wines and Spirits, and regional distributors that focus on craft brands. As a small business in the large, international spirits marketplace populated with massive conglomerates, we are innovative in exploiting new trends with our products, for example, our Coffee Rum with cold brew coffee and low sugar and our gluten-free potato vodka. In December 2016 we retained Sandstrom Partners (an internationally known spirit branding firm that branded St Germain and Bulleit Bourbon) to guide our marketing strategy and branding. Sandstrom Partners subsequently became an investor in our Company. We seek to be both a leader in creating spirits that offer better value than comparable spirits, for example our value-priced Portland Potato Vodka, and an innovator in creating imaginative spirits that offer a unique taste experience, for example our cold-brewed Coffee Rum, Oregon oak aged whiskeys, Marionberry Whiskey and Peppermint Bark holiday liqueur. On May 1, 2017, we acquired 90% of the ownership of Big Bottom Distillery (“BBD”) for its excellent, award winning range of super premium gins and whiskeys, including The Ninety One Gin, Navy Strength Gin, Oregon Gin, Delta Rye and initial production of American Single Malt Whiskey. BBD’s super premium spirits will expand our tasting room offerings and give us a presence at the “high end” of the market. In addition, through MotherLode Craft Distillery (“MotherLode”), our wholly-owned subsidiary acquired in March 2017, we also provide contract bottling and packaging services for existing and emerging spirits producers, some of whom contract with us to blend or distill spirits. As a publicly-traded craft spirit producer, we have access to the public capital markets to support our long-term growth initiatives, including strategic acquisitions.

We currently sell our products in 22 states (Oregon, California, Washington, Florida, New York, Illinois, Texas, Georgia, Pennsylvania, Connecticut, Idaho, Indiana, Kansas, Maryland, Massachusetts, Minnesota, Nevada, New Jersey, Rhode Island, Virginia, West Virginia and Wyoming) as well as Washington D.C. and Ontario, Canada. The Company also generates revenue from tastings, tasting room tours, private parties, and merchandise sales from its facilities in Oregon. The Company is subject to the Oregon Liquor Control Commission (OLCC) and the Alcohol and Tobacco Tax and Trade Bureau (TTB).

1.	Description of Business

We are a Portland, Oregon-based producer and marketer of craft spirits, founded in 2008. Our products span several alcoholic beverage categories, including bourbon, American whiskey, vodka and rum. As a small business in the large, international spirits marketplace dominated by massive conglomerates, we rely heavily on our creativity. Our mission is to be an innovator in creating spirits that offer better value than comparable spirits, for example our Burnside Bourbon and Portland Potato Vodka, and in creating imaginative spirits that offer an unusual taste experience, for example our cold-brewed coffee rum, Oregon oak aged whiskeys, Marionberry Whiskey and Peppermint Bark holiday liquor. Our strategy is to expand from our local base in the Pacific Northwest by using major spirits distributors, such as Southern Glazer Wines and Spirits, to address the demand for premium and high-end craft spirits. In late 2016, to aid us in this strategy, we retained Sandstrom Partners, a Portland-based firm specializing in spirits branding, and tasked them with reviewing our current product portfolio, as well as our new ideas, and advising us on marketing, creation of brand awareness and product positioning, locally and nationally. We also intend to capitalize on our uniqueness as a publicly-traded craft spirit producer, with access to the public markets, to support our growth, including by making strategic acquisitions.

We currently sell our products in 22 states (Oregon, California, Washington, Florida, Nevada, Texas, Virginia, Indiana, Illinois, New York, New Jersey, Massachusetts, Connecticut, Minnesota, Georgia, Pennsylvania, Rhode Island, New Hampshire, Maine, Idaho, Vermont and Maryland) as well as Ontario, Canada. The Company also generates revenue from tastings, tasting room tours, private parties, and merchandise sales from its facilities in Oregon. The Company is subject to the Oregon Liquor Control Commission (OLCC) and the Alcohol and Tobacco Tax and Trade Bureau (TTB).

On October 31, 2014, Eurocan Holdings Ltd. (Eurocan) consummated the acquisition (the Acquisition) of Eastside Distilling, LLC (the LLC) pursuant to an Agreement and Plan of Merger (the Agreement) by and among Eurocan, the LLC, and Eastside Distilling, Inc., Eurocan’s wholly-owned subsidiary. Pursuant to the Agreement, the LLC merged with and into Eastside Distilling, Inc. The merger consideration for the Acquisition consisted of 533,334 shares of Eurocan’s common stock. In addition, certain of Eurocan’s stockholders cancelled an aggregate of 415,167 shares of Eurocan’s common stock held by them. As a result, on October 31, 2014, Eurocan had 666,667 shares of common stock issued and outstanding, of which 533,334 shares were held by the former members of the LLC. Consequently, for accounting purposes, the transaction was accounted for as a reverse acquisition, with the LLC as the acquirer of Eurocan. These consolidated financial statements are presented as a continuation of the operations of the LLC with one adjustment to retroactively adjust the legal common stock of Eastside Distilling, Inc. to reflect the legal capital of Eurocan prior to the Acquisition.

Subsequent to the Acquisition, Eastside Distilling, Inc. merged with and into Eurocan, and Eurocan’s name was officially changed to Eastside Distilling, Inc. (Eastside). Prior to the Acquisition, Michael Williams Web Design, Inc. (MWWD) was a wholly-owned subsidiary of Eurocan and constituted the majority of Eurocan’s operations. Pursuant to the Agreement and subsequent activity, MWWD became a wholly-owned subsidiary of Eastside on October 31, 2014. MWWD’s operations were not significant. Eastside and MWWD are collectively referred to herein as “the Company”.

On February 3, 2015, the Company entered into a Separation and Share Transfer Agreement (Share Transfer) with MWWD under which substantially all assets and liabilities of MWWD were transferred to Michael Williams in consideration of MWWD’s and Mr. Williams’ full release of all claims and liabilities related to MWWD and the MWWD business. Following the Share Transfer, MWWD ceased to be a subsidiary. As a result of the Share Transfer, the Company recorded a gain of $52,890, which is included in other income (expense) in the accompanying consolidated statement of operations for the year ended December 31, 2015. This gain is primarily the result of the transfer of net liabilities to Michael Williams. The results for the year ended December 31, 2015 referred to in these consolidated financial statements include both the results of Eastside and MWWD (through February 3, 2015).